Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Line Items]
Schedule of Share Options

The summary of the activity of share options during the years ended December 31, 2024 and 2025 is as follows giving retroactive effect to the Reverse Stock Split:

Share Options	Number of Options	Weighted Average Exercise Price per share	Weighted- Average Remaining Contractual Term	Weighted- average grant-date fair value	Aggregate Intrinsic Value
		(USD)	(Years)	(USD)	(USD)
Service-based Share Options
Outstanding at January 1, 2024	—	—	—	—	—
Granted	1,963,750	0.04	—	3.72	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding at December 31, 2024	1,963,750	0.04	4.91	3.72	7,236,812
Granted	412,975	0.04	—	10.00	—
Exercised	(38,747)	—	—	5.08	—
Forfeited	(103,750)	—	—	7.21	—
Outstanding at December 31, 2025	2,234,228	0.04	4.00	4.70	19,772,918
Performance-based Share Options
Outstanding at January 1, 2024	—	—	—	—	—
Granted	582,000	0.04	—	3.72	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding at December 31, 2024	582,000	0.04	2.91	3.72	2,142,924
Granted	12,500	0.04	—	4.26	—
Exercised	(267,500)	—	—	—	—
Forfeited	(1,625)	—	—	—	—
Outstanding at December 31, 2025	325,375	0.04	1.92	3.72	2,879,569
Market-based Share Options
Outstanding at January 1, 2025	—	—	—	—	—
Granted	1,500,000	0.01	—	7.25	—
Exercised	—	—	—	—	—
Forfeited	—	—	—	—	—
Outstanding at December 31, 2025	1,500,000	0.01	—	7.25	13,320,000

Schedule of Share-Based Compensation Expense

The share-based compensation expense is classified as follows in the combined and consolidated statements of operations:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
(in USD)	2023	2024	2025
Technology and development	—	1,610	159,832
Sales and marketing	—	15,663	192,280
General and administrative	—	112,173	4,414,671
Total share-based compensation expenses	—	129,446	4,766,783

Service-based and performance-based options [Member]
Share-Based Compensation [Line Items]
Schedule of Assumptions Used For Service-Based and Performance-Based Options Granted

The following assumptions were used for service-based and performance-based options granted during the years ended December 31, 2024 and 2025:

	Year ended December 31, 2024	Year ended December 31, 2025
Risk-free interest rate	4.1%	4.3%
Illiquidity Discount	30%	20%
Expected stock price volatility	89%	89%
Dividend yield	0%	0%
Expected terms
Service-based awards	5 years	5 years
Performance-based awards	3 years	3 years
Expected exercise price per share, in USD	0.04	0.01
Maximum exercise multiple	2.8	2.2

Market-based options [Member]
Share-Based Compensation [Line Items]
Schedule of Market-Based Options Granted

The following assumptions were used for market-based options granted during the year ended December 31, 2025:

Year ended December 31, 2025
Risk-free interest rate	4.0%
Expected stock price volatility	67%
Dividend yield	0%
Expected terms	6 years
Expected exercise price per share, in USD	0.01
Maximum exercise multiple	2.8